Subsequent Events		9 Months Ended
	Jul. 02, 2025	Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events
NOTE 4. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
Issuance of Company shares
On July 8, 2025, the Company issued 100 shares of common stock to Rorschach I LLC for no consideration.
Sonnet BioTherapeutics Holdings, Inc. Business Combination Agreement
On July 11, 2025, Sonnet, the Company, Rorschach, Sonnet Merger Sub, and Rorschach Merger Sub, entered into the Transaction Agreement pursuant to which, subject to the terms and conditions contained in the Transaction Agreement, (i) Rorschach Merger Sub will merge with and into Rorschach with the Company surviving the Rorschach Merger as a direct wholly owned subsidiary the Company and (ii) immediately following the Rorschach Merger, Sonnet Merger Sub will merge with and into Sonnet, with Sonnet surviving the Sonnet Merger as a direct wholly owned subsidiary of the Company.
Subject to the terms and conditions of the Transaction Agreement, at the effective time of the Mergers (the “Effective Time”),

(i)
each share of
non-dissenting
common stock of Company Common Stock, issued and outstanding immediately prior to the Effective Time shall be canceled and converted into the right to receive (a) one share of Pubco Common Stock, and (b) one contractual contingent value right (a “CVR”) representing the right to receive Pubco Common Stock on the terms and subject to the conditions set forth in the CVR Agreement (as defined below) (together, the “Per Share Merger Consideration”),

(ii)
each Sonnet unvested RSA outstanding immediately prior to the Effective Time, together with the award agreement representing each such Company Unvested RSA, shall be assumed by the Company and be converted into the right to receive (a) one restricted share of Pubco Common Stock, subject to the same terms and conditions (including applicable vesting, expiration and forfeiture provisions) that applied to the corresponding Unvested RSA immediately prior to the Effective Time and (b) one CVR,

(iii)	each Sonnet vested RSU outstanding immediately prior to the Effective Time shall be canceled and converted into the right to receive the Per Share Merger Consideration,

(iv)
each Sonnet unvested RSU issued and outstanding immediately prior to the Effective Time shall be assumed by the Company and converted into a restricted share unit representing the right to receive (a) one share of Pubco Common Stock, having the same terms and conditions as the Sonnet Unvested RSUs, including the applicable vesting and issuance schedule as in effect on the date of the Transaction Agreement and (b) one CVR,

(v)
each Sonnet
in-the-money
warrant outstanding immediately prior to the Effective Time shall be (a) canceled and converted into the right to receive, for each share of Company Common Stock the holder of such Sonnet in-the-money
warrant would have received had such Sonnet
in-the-money
warrant been exercised in full in accordance with its terms immediately prior to the Effective Time, the per share merger Consideration or (b) entitle the holder of such Sonnet in-the-money
warrant to such other consideration that such holder is entitled to receive pursuant to the terms of such holder’s Sonnet in-the-money
warrant,

(vi)
each Sonnet
out-of-the-money
warrant outstanding and unexercised immediately prior to the Effective Time shall (a) cease to represent a Sonnet out-of-the-money
warrant in respect of shares of Company Common Stock and shall be assumed by the Company and automatically converted into a warrant to acquire the same number of shares of Pubco Common Stock, subject to the same terms and conditions as were applicable to the applicable Sonnet out-of-the-money
warrant immediately prior to the Effective Time, with the right to receive, for each share of Company Common Stock the holder of such Sonnet out-of-the-money
warrant would have received had such Sonnet
out-of-the-money
warrant been exercised in full in accordance with its terms immediately prior to the Effective Time, the Per Share Merger Consideration or (b) entitle the holder of such Sonnet out-of-the-money
warrant to such other consideration that such holder is entitled to receive pursuant to the terms of such holder’s out-of-the-money
warrant, and

(vii)	all shares of Company Common Stock held in the treasury of the Company shall be canceled without any conversion thereof and no payment or distribution shall be made with respect thereto.
Pursuant to the Transaction Agreement, at or prior to the closing of the Mergers (the “Closing” and the date on which the Closing occurs, the “Closing Date”), certain investors shall enter into contribution agreements (the “Contribution Agreements”) with Rorschach to contribute at least $200.0 million in HYPE Tokens Value (as defined in the Transaction Agreement), and certain investors may contribute cash to Rorschach (collectively, the “Contribution”). Subject to the terms and conditions of the Transaction Agreement, at the effective time of the Rorschach Merger, the equity holders of Rorschach immediately prior to the Closing will receive, in the aggregate, that number of shares of Pubco Common Stock equal to the aggregate amount of the Contribution divided by $1.25. In addition, pursuant to the Subscription Agreements (as defined below), certain investors have agreed to purchase, immediately prior to the Closing, shares of Company Common Stock at a purchase price of $1.25 per share, which shares of Company Common Stock will convert into shares of Pubco Common Stock on a one-for-one
basis at the effective time of the Sonnet Merger. Pursuant to the terms of the Transaction Agreement, the amount of cash proceeds to Sonnet at the Closing from the Subscription Agreements, the Contribution Agreements and the Initial PIPE Offering (as defined below) must equal at least $50 million. Concurrently with the signing of the Transaction Agreement, the Company received commitments from investors to contribute $305 million in cash and 12.6 million of HYPE tokens. Of these commitments, affiliates of the Company committed $41 million of cash and 46,500 of HYPE tokens.
Also pursuant to the terms of the Transaction Agreement, at the Closing the Company shall issue to the Advisor (as defined below) (i) that number of shares of Pubco Common Stock equal to 5% of the shares of Pubco Common Stock issued and outstanding, on a fully-diluted, as converted basis, immediately following the Effective Time and (ii) warrants (the “Advisor Warrants”) to purchase a number of shares of Pubco Common Stock equal to, in the aggregate, 15% of the fully diluted number of outstanding shares of Pubco Common Stock immediately after Closing. The Advisor Warrants will be exercisable for five years following the Closing, at an exercise price equal to (i) for one-third
of the Advisor Warrants, $1.875, (ii) for
one-third
of the Advisor Warrants, $2.50 and (iii) for
one-third
of the Advisor Warrants, $3.75.
The Closing is subject to certain closing conditions, including, among other things, (i) the completion of the Contribution, (ii) obtaining the Sonnet required stockholder approval, (ii) adoption and approval of the Transaction Agreement and the transactions contemplated thereby by the requisite equity holders of the Rorschach Parties, including the Company requisite approval, (iii) the effectiveness of a registration statement and (iv) the listing of the Pubco Common Stock issuable in connection with the Mergers on Nasdaq. Each party’s obligation to consummate the Mergers is also subject to other specified customary conditions, including regarding the accuracy of the representations and warranties of the other party, subject to the applicable materiality standard, and the performance in all material respects by the other party of its obligations under the Transaction Agreement required to be performed on or prior to the Closing Date.

NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.
Subsequent to March 31, 2026, the Company received approximately $64.6 million in net proceeds from the sale of 10,381,000 shares of its common stock pursuant to the Equity Facility that was predominantly used to purchase HYPE tokens.